Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2013
Accounting Policies [Abstract]
Changes in Allowance for Doubtful Accounts	Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2012	2013
	US$	US$

Beginning balance	60	48
Charge during the year	52	192
Written-off	(64)	(58)

Ending balance	48	182

Estimated Useful Lives of Assets

Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Estimated Economic Lives of Intangible Assets	The weighted average amortization periods by major intangible assets class are as follows:

Trademark	10 years
License	20 years
Student base	1.75 year

Schedule of Available-for-Sale Securities Included in Long Term Investment Measured and Recorded at Fair Value on Recurring Basis

As of May 31, 2013, the available-for-sale securities included in the long-term investment is measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition was as follows:

	May 31, 2013
Description	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets:

Long term investment—available for sale securities Alo7.com Ltd. (Note 14)		1,000		1,000

Total		1,000		1,000